OFF-BALANCE SHEET ARRANGEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
OFF-BALANCE SHEET ARRANGEMENTS	NOTE 15. OFF-BALANCE SHEET ARRANGEMENTS We have no off-balance sheet arrangements affecting our liquidity, capital resources, market risk support, credit risk support, or other benefits.	NOTE 17. OFF-BALANCE SHEET ARRANGEMENTS We have no off-balance sheet arrangements affecting our liquidity, capital resources, market risk support, credit risk support, or other benefits.